UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-07644

                             Gabelli Capital Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

∎ Gabelli Capital Asset Fund	Annual Report To Contractowners

Objective:

Growth of capital.

Current income is a secondary objective

Portfolio:

At least 80% common stocks and securities convertible into common stocks

Inception Date:

May 1, 1995

Net Assets at December 31, 2018:

$78,205,150

An Update from Fund Management

For the year ended December 31, 2018, the net asset value (NAV) of the Gabelli Capital Asset Fund decreased 11.1% compared with a decrease of 4.4% for the Standard & Poor’s (S&P) 500 Index.

The Fund’s investment objective is growth of capital. The Fund’s secondary objective is to produce current income.

The Fund’s investment strategy is to invest primarily in equity securities of companies (common stock, preferred stock, and securities that may be converted at a later time into common stock) that are selling in the public market at a significant discount to their “private market value.” Private market value is the value that Gabelli Funds, LLC (the Adviser) believes informed investors would be willing to pay for a company. The Adviser considers factors such as price, earnings expectations, earnings and price histories, balance sheet characteristics, and perceived management skills. The Adviser also considers changes in economic and political outlooks as well as individual corporate developments. The Fund may invest in companies of any size and from time to time may invest primarily in companies with large, medium, or small market capitalizations.

January 2018 saw the stock market continue its nearly uninterrupted climb, but volatility finally returned with a sharp decline in February and continued choppiness in March, leading to major averages posting their first quarterly declines since 2015. Economic fundamentals continued to be largely positive – synchronous global growth, low unemployment, corporate profits boosted by tax reform and lower personal taxes for many Americans – but a new set of worries came to the fore for investors already uneasy about stretched valuations: trade wars, regulatory risks in the technology sector, and the U.S. Federal Reserve’s gradual liquidity reduction and rising interest rate policy.

During the second quarter of 2018, markets recouped first quarter losses to finish the first half of the year modestly higher. Economic indicators, including the lowest unemployment rate since 2000, remained favorable. The Federal Reserve’s program of interest rate normalization was back on track after two hikes earlier in the year. The market appeared to handle the strong trade rhetoric from the Trump administration.

Markets continued to charge ahead in the third quarter, with the S&P 500 again setting record highs in late September. Financial and economic data continued to support the rally: U.S. second quarter GDP growth registered 4.2%, the unemployment rate fell to a 49 year low at 3.7% in September, and corporate profits soared, with growth of over 16%.

During the fourth quarter of 2018, the stock market suffered a major pullback, with the S&P 500 Index down over 13% on a total return basis. That weak showing pushed the S&P 500 down for the full year after a very strong showing in 2017, leading to a negative impact on the Fund.

The largest contributor to performance in 2018 was U.S. Cellular Corp. (2.5% of net assets as of December 31, 2018). In November 2018, the company reported stronger than expected third quarter revenues (on higher retail service and roaming) and EBITDA (helped by lower cost of equipment).

Madison Square Garden Co. (3.0%) also aided in the performance of the portfolio when the stock increased in the second quarter after it was announced that the company is exploring a spinoff to create a separate public company for its sports teams. Aerojet Rocketdyne Holdings (3.7%) is actively involved in manufacturing aerospace and defense products for the U.S. government, and helping modernize the nation’s defense. Aerojet had a 100% success rate on Delta and Atlas launches and also propelled a spacecraft to the Sun and Mars. The first three quarters showed margin improvement and growth.

Detractors from performance included Weatherford International Plc (0.1%), Herc Holdings Inc. (0.6%), and CBS Corp. (2.2%). Weatherford provides equipment and services to the oil and natural gas exploration and production industry, and its lower-than-expected earnings in the third quarter were due in part to the decrease in U.S. and Middle East activity and unfavorable foreign exchange impacts. Herc Holdings, which was spun out from Hertz Global Holdings in 2016, had a negative impact on the portfolio, partly due to one of its major shareholders liquidating his holdings. Herc also continues to spend millions of dollars to refresh its fleet. Going into the second half of the year, CBS and its parent company, National Amusements, were in a legal battle, with National Amusements trying to oust the CBS board members and CBS trying to cut National Amusement’s voting power to less than 20%. CBS was also unsuccessful in closing the re-merger deal with Viacom in 2018.

Thank you for your investment in the Gabelli Capital Asset Fund.

We appreciate your confidence and trust.

The views expressed above are those of the Gabelli Capital Asset Fund’s portfolio manager as of December 31, 2018 and are subject to change without notice. They do not necessarily represent the current views of Gabelli Funds, LLC (the Adviser). The views expressed herein are based on current market conditions and are not intended to predict or guarantee the future performance of any Fund, any individual security, any market, or market segment. The composition of the Fund’s portfolio is subject to change. No recommendation is made with respect to any security discussed herein.

About information in this report:

•

It is important to consider carefully the Fund’s investment objectives, risks, fees, and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.

GABELLI CAPITAL ASSET FUND	1

∎ Gabelli Capital Asset Fund	Annual Report To Contractowners

Top Ten Holdings (As of 12/31/2018) (Unaudited)

Company	Percentage of Total Net Assets
Diageo plc	4.4%
Aerojet Rocketdyne Holdings Inc.	3.7%
Brown-Forman Corp.	3.3%
The Madison Square Garden Co.	3.0%
Waste Management Inc.	2.8%
Honeywell International Inc.	2.7%
United States Cellular Corp.	2.5%
Sony Corp.	2.3%
The Bank of New York Mellon Corp	2.3%
Viacom Inc.	2.3%

Sector Weightings (Percentage of Net Assets as of 12/31/2018) (Unaudited)

Average Annual Returns (For periods ended 12/31/2018) (Unaudited)

	1 Year	5 Year	10 Year	15 Year	Since Inception (5/1/1995)
Gabelli Capital Asset Fund	(11.09)%	2.34%	12.20%	7.49%	9.47%
S&P 500 Index	(4.38)	8.49	13.12	7.77	8.99	(a)
Russell 3000 Index	(5.24)	7.91	13.18	7.89	9.04	(a)

The S&P 500 Index is an index of 500 primarily large cap U.S. stocks, which is generally considered to be representative of U.S. stock market activity. The Russell 3000 Index is an unmanaged indicator which measures the performance of the 3,000 largest U.S. traded stocks, in which the underlying companies are incorporated in the U.S. Index returns are provided for comparative purposes. Please note that the indicies are unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

(a) The S&P 500 Index and the Russell 3000 Index since inception performance results are as of April 30, 1995.

About information in this report:

All performance data quoted are historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (availability within seven business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianlife.com. Current performance may be higher or lower than the performance quoted here. Investment returns and the principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contract owner may pay on distributions or redemption of units.

2	GABELLI CAPITAL ASSET FUND

∎ Gabelli Capital Asset Fund	Annual Report To Contractowners

Growth of a Hypothetical $10,000 Investment (Unaudited)

To give you a comparison, this chart shows you the performance of a hypothetical $10,000 investment made in the Fund and in the S&P 500 and Russell 3000 Indicies. Index returns do not include the fees and expenses of the Fund, but do include the reinvestment of distributions.

* Past performance is not predictive of future results. The S&P 500 and Russell 3000 Indices are unmanaged indicators of stock market performance.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GABELLI CAPITAL ASSET FUND	3

∎ Gabelli Capital Asset Fund	Annual Report To Contractowners

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from July 1, 2018 through December 31, 2018

Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the fiscal year ended December 31, 2018.

	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli Capital Asset Fund
Actual Fund Return	$1,000.00	$889.60	1.28%	$6.10
Hypothetical 5% Return	$1,000.00	$1,018.75	1.28%	$6.51

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), then divided by 365.

4	GABELLI CAPITAL ASSET FUND

⬛  Gabelli Capital Asset Fund

Schedule of Investments

December 31, 2018

Shares		Cost	Market Value
Common Stocks — 99.8%
Aerospace and Defense — 11.1%
82,000	Aerojet Rocketdyne Holdings Inc.†	$ 520,116	$ 2,888,860
700	Curtiss-Wright Corp.	12,806	71,484
11,718	HEICO Corp.	56,165	907,911
16,000	Honeywell International Inc.	439,875	2,113,920
30,000	Kaman Corp.	387,813	1,682,700
95,000	Rolls-Royce Holdings plc†	629,921	1,005,022
5,750,000	Rolls-Royce Holdings plc, Cl. C†(a)	7,409	7,329

		2,054,105	8,677,226

Automobiles and Components — 0.3%
1,000	BorgWarner Inc.	10,743	34,740
10,000	Dana Inc.	190,207	136,300
1,750	Garrett Motion Inc.†	5,245	21,595

		206,195	192,635

Building and Construction — 0.6%
17,500	Herc Holdings Inc.†	617,534	454,825

Building Products — 0.3%
25,000	Griffon Corp.	292,772	261,250

Commercial and Professional Services — 3.2%
7,500	Rollins Inc.	11,918	270,750
25,000	Waste Management Inc.	924,337	2,224,750

		936,255	2,495,500

Consumer Durables — 3.1%
3,600	Cavco Industries Inc.†	104,991	469,368
9,000	Skyline Champion Corp.	43,076	132,210
38,000	Sony Corp., ADR	690,765	1,834,640

		838,832	2,436,218

Consumer Services — 1.5%
26,000	Boyd Gaming Corp.	167,860	540,280
12,000	Canterbury Park Holding Corp.	133,016	166,920
52,000	Dover Motorsports Inc.	223,770	97,760
7,500	Las Vegas Sands Corp.	40,923	390,375

		565,569	1,195,335

Consumer Staples — 10.9%
3,000	Archer-Daniels-Midland Co.	63,720	122,910
55,000	Brown-Forman Corp., Cl. A	403,573	2,608,100
500	Bunge Ltd.	25,115	26,720
43,000	Danone SA, ADR	462,190	601,140
24,000	Diageo plc, ADR	996,322	3,403,200
12,000	Fomento Economico Mexicano SAB de CV, ADR	395,224	1,032,600
400	National Beverage Corp.	20,216	28,708
3,500	The Coca-Cola Co.	85,729	165,725
16,500	Tootsie Roll Industries Inc.	292,622	551,100

		2,744,711	8,540,203

Shares		Cost	Market Value

Diversified Industrial — 1.0%
1,500	EnPro Industries Inc.	$ 89,370	$ 90,150
15,000	ITT Inc.	281,248	724,050

		370,618	814,200

Electrical Equipment — 3.4%
23,000	AMETEK Inc.	92,660	1,557,100
23,000	Franklin Electric Co. Inc.	119,352	986,240
2,866	Resideo Technologies Inc.†	15,183	58,896
500	Rockwell Automation Inc.	23,746	75,240

		250,941	2,677,476

Energy — 2.0%
3,000	Anadarko Petroleum Corp.	204,039	131,520
2,000	Chevron Corp.	124,960	217,580
7,000	ConocoPhillips	147,012	436,450
7,000	Devon Energy Corp.	247,910	157,780
4,000	Exxon Mobil Corp.	168,550	272,760
24,000	RPC Inc.	116,480	236,880
130,000	Weatherford International plc†	435,185	72,670

		1,444,136	1,525,640

Financials — 12.6%
17,500	American Express Co.	420,567	1,668,100
3,000	Argo Group International Holdings Ltd.	57,767	201,750
2,100	BKF Capital Group Inc.†	53,179	24,224
41,100	Griffin Industrial Realty Inc.	602,120	1,311,090
4,500	JPMorgan Chase & Co.	128,942	439,290
19,500	Legg Mason Inc.	615,809	497,445
1,500	Marsh & McLennan Companies Inc.	39,060	119,625
20,000	Morgan Stanley	544,958	793,000
14,200	Ryman Hospitality Properties Inc., REIT	288,805	946,998
7,000	State Street Corp.	356,106	441,490
38,000	The Bank of New York Mellon Corp.	1,052,926	1,788,660
35,000	Wells Fargo & Co.	1,050,523	1,612,800

		5,210,762	9,844,472

Health Care — 1.9%
12,400	Boston Scientific Corp.†	86,720	438,216
12,000	Henry Schein Inc.†	300,258	942,240
5,000	Patterson Cos. Inc.	139,320	98,300

		526,298	1,478,756

Information Technology — 4.9%
20,000	Corning Inc.	227,320	604,200
65,000	CTS Corp.	623,814	1,682,850
4,000	Diebold Nixdorf Inc.	19,838	9,960
4,000	EchoStar Corp., Cl. A†	85,763	146,880
6,000	Internap Corp.†	61,980	24,900
14,200	Texas Instruments Inc.	290,098	1,341,900

		1,308,813	3,810,690

See accompanying notes to financial statements.
5

⬛  Gabelli Capital Asset Fund

Schedule of Investments (Continued)

December 31, 2018

Shares		Cost	Market Value
Common Stocks (Continued)
Machinery — 8.9%
15,000	CIRCOR International Inc.†	$ 479,091	$ 319,500
135,000	CNH Industrial NV	888,552	1,243,350
11,500	Crane Co.	339,991	830,070
2,000	Deere & Co.	57,800	298,340
10,000	Flowserve Corp.	186,379	380,200
29,000	Graco Inc.	575,380	1,213,650
4,200	IDEX Corp.	152,405	530,292
25,000	Navistar International Corp.†	527,489	648,750
7,500	The Eastern Co.	81,596	181,350
41,000	The L.S. Starrett Co., Cl. A†	529,949	214,430
2,000	Watts Water Technologies Inc., Cl. A	32,206	129,060
14,000	Xylem Inc.	394,734	934,080

		4,245,572	6,923,072

Materials — 6.0%
500	AdvanSix Inc.†	3,671	12,170
13,000	Ampco-Pittsburgh Corp.†	175,383	40,300
50,000	Ferro Corp.†	107,439	784,000
48,000	Freeport-McMoRan Inc.	788,844	494,880
6,200	International Flavors & Fragrances Inc.	263,375	832,474
70,000	Myers Industries Inc.	804,903	1,057,700
40,000	Newmont Mining Corp.	1,368,979	1,386,000
1,000	Sensient Technologies Corp.	20,129	55,850

		3,532,723	4,663,374

Media — 14.8%
3,000	AMC Networks Inc., Cl. A†	48,772	164,640
40,000	CBS Corp., Cl. A, Voting	657,673	1,754,000
10,000	Cogeco Inc.	195,072	426,604
5,500	Discovery Inc., Cl. A†	93,558	136,070
12,000	Discovery Inc., Cl. C†	108,025	276,960
11,500	DISH Network Corp., Cl. A†	177,640	287,155
97,000	Grupo Televisa SAB, ADR	1,526,465	1,220,260
1,750	Liberty Broadband Corp., Cl. A†	11,466	125,668
2,500	Liberty Broadband Corp., Cl. C†	42,666	180,075
5,000	Liberty Global plc, Cl. A†	30,677	106,700
12,000	Liberty Global plc, Cl. C†	87,458	247,680
623	Liberty Latin America Ltd., Cl. A†	4,578	9,021
1,497	Liberty Latin America Ltd., Cl. C†	13,067	21,811
1,600	Liberty Media Corp.- Liberty Braves, Cl. A†	19,320	39,904
2,500	Liberty Media Corp.- Liberty Braves, Cl. C†	38,669	62,225
1,500	Liberty Media Corp.- Liberty Formula One, Cl. A†	5,307	44,580

Shares		Cost	Market Value

1,500	Liberty Media Corp.- Liberty Formula One, Cl. C†	$ 5,510	$ 46,050
1,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	3,576	36,980
4,500	Meredith Corp.	148,105	233,730
27,000	MSG Networks Inc., Cl. A†	47,993	636,120
7,600	Sinclair Broadcast Group Inc., Cl. A	52,925	200,184
8,800	The Madison Square Garden Co., Cl. A†	123,410	2,355,760
8,000	Tribune Media Co., Cl. A	280,724	363,040
18,000	Twenty-First Century Fox Inc., Cl. A	143,669	866,160
63,500	Viacom Inc., Cl. A	2,728,591	1,765,935

		6,594,916	11,607,312

Publishing — 0.9%
44,000	The E.W. Scripps Co., Cl. A	421,303	692,120

Retailing — 2.0%
11,800	Aaron’s Inc.	60,317	496,190
12,000	CVS Health Corp.	378,583	786,240
11,000	Hertz Global Holdings Inc.†	201,652	150,150
3,400	Ingles Markets Inc., Cl. A	45,936	92,548
6,000	J.C. Penney Co. Inc.†	34,140	6,240
1,000	The Cheesecake Factory Inc.	34,814	43,510

		755,442	1,574,878

Telecommunication Services — 5.7%
23,000	Millicom International Cellular SA, SDR	1,479,346	1,457,133
10,000	Rogers Communications Inc., Cl. B	136,845	512,600
17,500	Telephone & Data Systems Inc.	480,032	569,450
37,600	United States Cellular Corp.†	1,478,289	1,954,072

		3,574,512	4,493,255

Transportation — 1.8%
20,000	GATX Corp.	688,743	1,416,200

Utilities — 2.9%
18,000	El Paso Electric Co.	161,678	902,340
20,000	GenOn Energy Inc., Escrow†(a)	0	0
27,000	National Fuel Gas Co.	1,454,393	1,381,860

		1,616,071	2,284,200

	Total Common Stocks	38,796,823	78,058,837
Closed-End Funds — 0.6%
8,500	Altaba Inc.†	132,031	492,490

See accompanying notes to financial statements.
6

⬛  Gabelli Capital Asset Fund

Schedule of Investments (Continued)

December 31, 2018

Shares		Cost	Market Value
Rights — 0.0%
Entertainment — 0.0%
43,000	Media General Inc., CVR†(a)	$ 0	$ 0

TOTAL INVESTMENTS — 100.4%		$ 38,928,854	78,551,327
Other Assets and Liabilities (Net) — (0.4)%			(346,177)

NET ASSETS — 100.0%			$ 78,205,150

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

†	Non-income producing security.

ADR	American Depositary Receipt

CVR	Contingent Value Right

SDR	Swedish Depositary Receipt

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
7

⬛  Gabelli Capital Asset Fund

Statement of Assets and Liabilities

December 31, 2018

ASSETS:
Investments, at value (cost $38,928,854)	$78,551,327
Cash	796
Receivable for investments sold	274,183
Receivable for Fund shares sold	59,602
Dividends receivable	95,167
Prepaid expense	859

Total Assets	78,981,934

LIABILITIES:
Payable for investment advisory fees	51,873
Line of credit payable	585,000
Payable for administrative services	17,291
Payable for Fund shares redeemed	45,668
Payable for accounting fees	7,500
Payable for payroll expenses	1,218
Payable for shareholder communications expenses	15,873
Payable for legal and audit fees	39,506
Other accrued expenses	12,855

Total Liabilities	776,784

Net Assets (applicable to 4,753,642 shares outstanding)	$78,205,150

NET ASSETS CONSIST OF:
Paid-in capital	$39,548,763
Total distributable earnings(a)	38,656,387

Net Assets	$78,205,150

Shares of Capital Stock, each at $0.001 par value; 500,000,000 shares authorized:
Net Asset Value, offering, and redemption price per share ($78,205,150 ÷ 4,753,642 shares outstanding)	$16.45

(a)	Effective December 31, 2018, the Fund has adopted disclosure requirements conforming to SEC Rule 6-04.17 of Regulation S-X and discloses total distributable earnings. See Note 2 for further details.

Statement of Operations

For the Year Ended December 31, 2018

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $17,038)	$1,525,659
Interest	1,677

Total Investment Income	1,527,336

EXPENSES:
Advisory fees	719,195
Administrative services fees	239,731
Directors’ fees	68,113
Legal and audit fees	61,530
Accounting fees	45,000
Shareholder communications expenses	27,489
Custodian fees	11,839
Shareholder services fees	9,784
Interest expense	3,059
Payroll expenses	2,982
Miscellaneous expenses	20,611

Total Expenses	1,209,333

Net Investment Income	318,003

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on investments	8,445,046
Net realized gain on foreign currency transactions	290

Net realized gain on investments and foreign currency transactions	8,445,336

Net change in unrealized appreciation on investments	(18,746,159)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(10,300,823)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,982,820)

See accompanying notes to financial statements.

⬛  Gabelli Capital Asset Fund

Statement of Changes in Net Assets

	Year Ended December 31, 2018	Year Ended December 31, 2017
OPERATIONS:
Net investment income	$318,003	$269,108
Net realized gain on investments and foreign currency transactions	8,445,336	12,028,500
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(18,746,159)	7,100,615

Net Increase/(Decrease) in Net Assets Resulting from Operations	(9,982,820)	19,398,223

DISTRIBUTIONS TO SHAREHOLDERS:
Accumulated earnings	(8,686,038)	(12,109,419)*
Return of capital	—	(16,886)

Total Distributions to Shareholders(a)	(8,686,038)	(12,126,305)

Net Decrease in Net Assets from Capital Share Transactions	(7,547,879)	(7,348,155)

Net Decrease in Net Assets	(26,216,737)	(76,237)

NET ASSETS:
Beginning of year	104,421,887	104,498,124

End of year	$78,205,150	$104,421,887

(a)	Effective December 31, 2018, the Fund has adopted disclosure requirements conforming to SEC Rule 6-04.17 of Regulation S-X. See Note 2 for further details.
*	For the year ended December 31, 2017, the distributions to shareholders from net investment income were $271,592 and net realized gain were $11,837,827.

See accompanying notes to financial statements.

⬛  Gabelli Capital Asset Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

	Year Ended December 31,

	2018	2017		2016		2015	2014
Operating Performance:
Net asset value, beginning of year	$20.83	$19.55		$18.59		$23.09	$25.08
Net investment income(a)	0.07	0.06		0.12		0.09	0.10
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	(2.40)	3.95		2.53		(2.08)	0.08
Total from investment operations	(2.33)	4.01		2.65		(1.99)	0.18
Distributions to Shareholders:
Net investment income	(0.07)	(0.06)		(0.12)		(0.10)	(0.12)
Net realized gain on investments	(1.98)	(2.67)		(1.57)		(2.40)	(2.04)
Return of capital	—	(0.00	)(b)	—		(0.01)	(0.01)
Total distributions	(2.05)	(2.73)		(1.69)		(2.51)	(2.17)
Net Asset Value, End of Year	$16.45	$20.83		$19.55		$18.59	$23.09
Total Return †	(11.1)%	20.5%		14.3%		(8.8)%	0.6%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of year (in 000’s)	$78,205	$104,422		$104,498		$101,833	$130,614
Ratio of net investment income to average net assets	0.33%	0.26%		0.60%		0.39%	0.41%
Ratio of operating expenses to average net assets	1.26%	1.23%		1.22	%(c)	1.20%	1.15%
Portfolio turnover rate	1%	2%		3%		1%	3%

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.

(a)	Per share data are calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

During the years ended December 31, 2017 and 2016, the Fund received reimbursements of custody expenses paid in prior years. Had such reimbursement been included in the 2016 calculation, the expense ratio would have been 1.04%. The 2017 reimbursement had no effect on the expense ratio.

See accompanying notes to financial statements.

∎  Gabelli Capital Asset Fund

Notes to Financial Statements

December 31, 2018

1.	Organization

The Gabelli Capital Asset Fund is a series of Gabelli Capital Series Funds, Inc. that was incorporated on April 8, 1993 in Maryland and commenced investment operations on May 1, 1995. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is growth of capital. Current income is a secondary objective. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. (Guardian) and other selected insurance companies, including Ameritas Life Insurance Corporation.

2.	Significant Accounting Policies

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements

The SEC recently adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies in financial statements. The amendments require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and also require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These Regulation S-X amendments are reflected in the Fund’s financial statements for the year ended December 31, 2018. As a result of adopting these amendments, the distributions to shareholders in the December 31, 2017 Statement of Changes in Net Assets presented herein have been reclassified to conform to the current year presentation.

To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals under ASU 2018-13. Management has early adopted the removals set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation

Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and ask prices or, if there were no ask prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or ask prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments for which market quotations are readily available are valued at the average of the latest bid and ask prices. If there were no ask prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market

⬛  Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

December 31, 2018

quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 12/31/18
INVESTMENTS IN SECURITIES:
(Market Value):
Common Stocks:
Aerospace and Defence	$ 8,669,897	—	$7,329	$ 8,677,226
Financials	9,820,248	$24,224	—	9,844,472
Utilities	2,284,200	—	0	2,284,200
Other Industries (a)	57,252,939	—	—	57,252,939

Total Common Stocks	78,027,284	24,224	7,329	78,058,837

Closed-End Funds	492,490	—	—	492,490
Rights (a)	—	—	0	0

TOTAL INVESTMENTS IN SECURITIES - ASSETS	$78,519,774	$24,224	$7,329	$78,551,327

(a) Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the year ended December 31, 2018, the Fund did not have transfers into or out of Level 3.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors

⬛  Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

December 31, 2018

to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in Other Investment Companies

The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the year ended December 31, 2018, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income

Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

⬛  Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

December 31, 2018

Expenses

Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the reversal of prior year long term capital gain on real estate investment trusts and the tax treatment of currency gains and losses. These reclassifications have no impact on the net asset value (NAV) per share of the Fund. For the year ended December 31, 2018, reclassifications were made to decrease paid-in capital by $2,509 with an offsetting adjustment to total distributable earnings.

The tax character of distributions paid during the years ended December 31, 2018 and 2017 was as follows:

	Year Ended December 31, 2018	Year Ended December 31, 2017
Distributions paid from:
Ordinary income	$314,524	$271,592
Net long term capital gains	8,371,514	11,837,827
Return of capital	—	16,886

Total distributions paid	$8,686,038	$12,126,305

Provision for Income Taxes

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2018, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income	$6,787
Undistributed long term capital gains	98,622
Net unrealized appreciation on investments and foreign currency translations	38,550 ,978

Total	$38,656,387

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

At December 31, 2018, the temporary difference between book basis and tax basis unrealized appreciation on investments was primarily due to deferral of losses from wash sales for tax purposes.

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2018:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$40,000,349	$43,749,019	$(5,198,041)	$38,550,978

⬛  Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

December 31, 2018

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the year ended December 31, 2018, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2018, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.	Agreements with Affiliated Parties

The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of certain aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser. The Fund entered into a shareholder services agreement with The Guardian Insurance & Annuity Company, Inc. (Guardian), whereby Guardian provides various administrative services, including maintenance of books and records, reconciliations with respect to Fund purchase and redemption orders, and telephone support for contract owners, as well as providing advice to the Adviser with respect to relevant insurance laws, regulations, and related matters and IRS regulations with respect to variable contracts. As compensation for its services, the Fund pays Guardian a fee, computed daily and paid monthly, at the annual rate of 0.25% of the value of its average daily net assets.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receives an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4.	Portfolio Securities

Purchases and sales of securities during the year ended December 31, 2018, other than short term securities and U.S. Government obligations, aggregated $778,305 and $15,859,735, respectively.

5.	Transactions with Affiliates

During the year ended December 31, 2018, the Fund paid $9,565 in brokerage commissions on security trades to G.research, LLC, an affiliate of the adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Investment Advisory Agreement. During the year ended December 31, 2018, the Fund accrued $45,000 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates an officer of the Fund, who is employed by the Fund and who is also employed by the Adviser and receives compensation from the Adviser. During the year ended December 31, 2018, the Fund accrued $2,982 in payroll expenses in the Statement of Operations.

6.	Line of Credit

The Fund participates in an unsecured line of credit, which expires on March 6, 2019, and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus

⬛  Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

December 31, 2018

125 basis points or the 30 day ICE LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in Interest expense in the Statement of Operations. At December 31, 2018, there was $585,000 outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the fiscal year ended December 31, 2018 was $98,153 with a weighted average interest rate of 3.35%. The maximum amount borrowed at any time during the year ended December 31, 2018 was $972,000.

7.	Capital Stock

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2018		Year Ended December 31, 2017

	Shares	Amount	Shares	Amount

Shares sold	69,869	$1,434,422	58,434	$1,251,672
Shares issued upon reinvestment of distributions	532,886	8,686,039	581,040	12,126,305
Shares redeemed	(861,329)	(17,668,340)	(972,078)	(20,726,132)

Net decrease	(258,574)	$(7,547,879)	(332,604)	$(7,348,155)

8.	Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Subsequent Events

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Capital Asset Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

Gabelli Capital Series Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Gabelli Capital Series Funds, Inc. (the “Corporation”) (comprising Gabelli Capital Asset Fund (the “Fund”)), including the schedule of investments, as of December 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund comprising Gabelli Capital Series Funds, Inc. at December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodians. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Gabelli/GAMCO Funds investment companies since 1992.

Philadelphia, Pennsylvania

February 28, 2019

⬛  Gabelli Capital Asset Fund

Additional Information (Unaudited)

The business and affairs of the Fund are managed under the direction of the Company’s Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Directors and officers and is available without charge, upon request, by writing to Gabelli Capital Series Funds, Inc. at One Corporate Center, Rye, NY 10580-1422.

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Director	Principal Occupation(s) During Past Five Years	Other Directorships Held by Director[3]

Interested Directors[4]

Mario J. Gabelli, CFA Director and Chief Investment Officer Age: 76	Since 1995	35	Chairman, Chief Executive Officer, and Chief Investment Officer– Value Portfolios of GAMCO Investors, Inc. and Chief Investment Officer– Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/ Trustee or Chief Investment Officer of other registered investment companies within the Gabelli/GAMCO Fund Complex; Chief Executive Officer of GGCP, Inc.; Executive Chairman of Associated Capital Group, Inc.	Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board and Chief Executive Officer of LICT Corp. (multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications); Director of ICTC Group Inc. (communications)

Independent Directors[5]:

Clarence A. Davis Director Age: 77	Since 2015	3	Former Chief Executive Officer of Nestor, Inc. (2007-2009); Former Chief Operating Officer (2000-2005) and Chief Financial Officer (1999-2000) of the American Institute of Certified Public Accountants	Director of Telephone & Data Systems, Inc. (telephone services); Director of Pennichuck Corp. (water supply) (2009-2012)

Mary E. Hauck Director Age: 76	Since 2014	11	Retired Senior Manager of the Gabelli-O’Connor Fixed Income Mutual Funds Management Company	—

William F. Heitmann Director Age: 69	Since 2015	4	Managing Director and Senior Advisor of Perlmutter Investment Company (real estate); Senior Vice President of Finance, Verizon Communications, and President, Verizon Investment Management (1971-2011)	Director and Audit Chair of Syncreon (contract logistics provider)

Kuni Nakamura[6] Director Age: 50	Since 2015	37	President of Advanced Polymer, Inc. (chemical manufacturing company); President of KEN Enterprises, Inc. (real estate)	—

Anthony R. Pustorino Director Age: 93	Since 1995	10	Certified Public Accountant; Professor Emeritus, Pace University	Director of The LGL Group, Inc. (diversified manufacturing) (2004-2011)

Werner J. Roeder Director Age: 78	Since 1995	23	Retired physician; Former Vice President of Medical Affairs (Medical Director) of New York Presbyterian/Lawrence Hospital (1999-2014)	—

Anthonie C. van Ekris[6] Director Age: 84	Since 1995	23	Chairman and Chief Executive Officer of BALMAC International, Inc. (global import/ export company)	—

⬛  Gabelli Capital Asset Fund

Additional Information (Unaudited) (Continued)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Director	Principal Occupation(s) During Past Five Years	Other Directorships Held by Director[3]

Daniel E. Zucchi Director Age: 78	Since 2015	2	President of Zucchi Inc. (general business consulting); Senior Vice President of Hearst Corp. (1984-1995)	Cypress Care LLC (health care) (2001-2009)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years

Officers

Bruce N. Alpert President Age: 67	Since 1995	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988; Officer of registered investment companies within the Gabelli/GAMCO Fund Complex; Senior Vice President of GAMCO Investors, Inc. since 2008

John C. Ball Treasurer Age: 42	Since 2017	Treasurer of funds within the Gabelli/GAMCO Fund Complex since 2017; Vice President and Assistant Treasurer of AMG Funds, 2014-2017; Vice President of State Street Corporation, 2007-2014

Agnes Mullady Vice President Age: 60	Since 2006	Officer of registered investment companies within the Gabelli/GAMCO Fund Complex since 2006; President and Chief Operating Officer of the Fund Division of Gabelli Funds, LLC since 2015; Chief Executive Officer of G.distributors, LLC since 2010; Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Executive Vice President of Associated Capital Group, Inc. since 2016

Andrea R. Mango Secretary Age: 46	Since 2013	Vice President of GAMCO Investors, Inc. since 2016; Counsel of Gabelli Funds, LLC since 2013; Secretary of registered investment companies within the Gabelli/GAMCO Fund Complex since 2013; Vice President of closed-end funds within the Gabelli/GAMCO Fund Complex since 2014; Corporate Vice President within the Corporate Compliance Department of New York Life Insurance Company, 2011-2013

Richard J. Walz Chief Compliance Officer Age: 59	Since 2013	Chief Compliance Officer of registered investment companies within the Gabelli/GAMCO Fund Complex since 2013; Chief Compliance Officer of AEGON USA Investment Management, 2011-2013

1.	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2.

Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund’s By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified. For Officers, includes time served in other officer positions with the Fund.

3.

This column includes directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, i.e., public companies, other investment companies registered under the 1940 Act, and other noteworthy directorships.

4.

“Interested person” of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an “interested person” because of his affiliation with Gabelli Funds, LLC which acts as the Fund’s investment adviser.

5.	Directors who are not interested persons are considered “Independent” Directors.
6.

Mr. van Ekris is an independent director of Gabelli International Ltd., Gabelli Fund LDC, Gama Capital Opportunities Master Ltd., and GAMCO International SICAV, and Mr. Nakamura is a director of Gabelli Merger Plus+ Trust Plc, all of which may be deemed to be controlled by Mario J. Gabelli and/or affiliates and, in that event, would be deemed to be under common control with the Fund’s Adviser.

⬛  Gabelli Capital Asset Fund

2018 Tax Notice to Shareholders (Unaudited)

For the year ended December 31, 2018, the Fund paid to shareholders ordinary income distributions (comprised of net investment income) totaling $0.0743 per share, and long term capital gains totaling $8,371,514 or the maximum allowable. The distributions of long term capital gains have been designated as a capital gain dividend by the Fund’s Board of Directors. For the year ended December 31, 2018, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 0.11% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the year ended December 31, 2018 which was derived from U.S. Treasury securities was 0.01%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Directors has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $34,300 for 2017 and $35,300 for 2018.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2017 and $0 for 2018.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,700 for 2017 and $3,800 for 2018. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $78 for 2017 and $86 for 2018. The fees relate to Passive Foreign Investment Company identification database subscription fees billed on an annual basis.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 0%

(d) 0%

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $36,986 for 2017 and $43,421 for 2018.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Capital Series Funds, Inc.
By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 3/7/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 3/7/19
By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 3/7/19

* Print the name and title of each signing officer under his or her signature.